Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	71 Months Ended	83 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
ClearShares OCIO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares OCIO ETF NAV
Average Annual Return, Percent	13.98%		7.63%		6.30%
ClearShares Piton Intermediate Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares Piton Intermediate Fixed Income ETF NAV
Average Annual Return, Percent	1.81%	(1.26%)
ClearShares Ultra-Short Maturity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares Ultra-Short Maturity ETF NAV
Average Annual Return, Percent	5.43%		2.25%	2.23%
Class ClearShares OCIO ETF-ClearShares OCIO ETF Market
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares OCIO ETF Market
Average Annual Return, Percent	13.78%		7.60%		6.28%
Class ClearShares OCIO ETF-NYSE Expanded Opportunities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Expanded Opportunities Index
Average Annual Return, Percent	(2.19%)		0.18%		0.35%
Class ClearShares OCIO ETF-NYSE Equal Sector Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Equal Sector Weight Index
Average Annual Return, Percent	22.36%		13.49%		11.58%
Class ClearShares OCIO ETF-S&P Target Risk Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Growth Index
Average Annual Return, Percent	14.91%		7.26%		6.37%
Class ClearShares Piton Intermediate Fixed Income ETF-ClearShares Piton Intermediate Fixed Income ETF Market
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares Piton Intermediate Fixed Income ETF Market
Average Annual Return, Percent	1.85%	(1.23%)
Class ClearShares Piton Intermediate Fixed Income ETF-ICE BofA US Corporate & Government Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Corporate & Government Total Return Index
Average Annual Return, Percent	1.48%	(3.20%)
Class ClearShares Piton Intermediate Fixed Income ETF-ICE BofA 1-10 Year US Corporate & Government Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-10 Year US Corporate & Government Index
Average Annual Return, Percent	2.79%	(1.24%)
Class ClearShares Piton Intermediate Fixed Income ETF-Bloomberg Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Average Annual Return, Percent	2.67%	(1.30%)
Class ClearShares Ultra-Short Maturity ETF-ClearShares Ultra-Short Maturity ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares Ultra-Short Maturity ETF Market
Average Annual Return, Percent	5.45%		2.25%	2.23%
Class ClearShares Ultra-Short Maturity ETF-ICE Treasury, Agency, & Collateralized Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Treasury, Agency, & Collateralized Index
Average Annual Return, Percent	0.16%		(0.69%)	0.41%
ClearShares Ultra-Short Maturity ETF-ICE BofA 3 Month Treasury Bill [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month Treasury Bill
Average Annual Return, Percent	5.48%		2.13%	2.16%